BASIS OF PREPARATION (Details)	Dec. 31, 2021 EUR (€) vehicles factory	Nov. 23, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 6,100,000
Cash on hand	€ 795,862,514
Number of factories launched | factory	2
Number of vehicles planned for production | vehicles	2
Convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 573,613,374